Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Strategic Global Bond Fund, Inc.
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Supplement [Text Block]	bsgbfi_SupplementTextBlock

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.

(the “Fund”)

Supplement dated July 27, 2018 to the

Summary Prospectuses and Prospectuses, each dated April 30, 2018, as supplemented to date

Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

The second paragraph in the section of the Fund’s Summary Prospectuses entitled “Key Facts About BlackRock Strategic Global Bond Fund, Inc. — Principal Investment Strategies of the Fund” and the second paragraph in the section of the Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Strategic Global Bond Fund, Inc. — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The Fund will spread its investments among different types of fixed-income securities and different countries based upon Fund management’s analysis of the yield, maturity and currency considerations affecting these securities. The Fund may invest in U.S. and foreign government and corporate fixed-income securities, including junk bonds and unrated securities. The Fund normally will invest at least 80% of its net assets plus any borrowings for investment purposes in bonds and related derivative instruments with similar economic characteristics. For the purposes of this strategy, “bonds” include the following: obligations issued or guaranteed by the U.S. Government or a foreign government or their agencies, instrumentalities or political subdivisions; mortgage-backed securities, including agency mortgage pass-through securities and commercial mortgage-backed securities; debt obligations of U.S. or foreign issuers; municipal securities; and asset-backed securities. The Fund may invest up to 100% of its assets in securities classified as junk bonds.

Investor A, C and Institutional | BlackRock Strategic Global Bond Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bsgbfi_SupplementTextBlock

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.

(the “Fund”)

Supplement dated July 27, 2018 to the

Summary Prospectuses and Prospectuses, each dated April 30, 2018, as supplemented to date

Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

The second paragraph in the section of the Fund’s Summary Prospectuses entitled “Key Facts About BlackRock Strategic Global Bond Fund, Inc. — Principal Investment Strategies of the Fund” and the second paragraph in the section of the Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Strategic Global Bond Fund, Inc. — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The Fund will spread its investments among different types of fixed-income securities and different countries based upon Fund management’s analysis of the yield, maturity and currency considerations affecting these securities. The Fund may invest in U.S. and foreign government and corporate fixed-income securities, including junk bonds and unrated securities. The Fund normally will invest at least 80% of its net assets plus any borrowings for investment purposes in bonds and related derivative instruments with similar economic characteristics. For the purposes of this strategy, “bonds” include the following: obligations issued or guaranteed by the U.S. Government or a foreign government or their agencies, instrumentalities or political subdivisions; mortgage-backed securities, including agency mortgage pass-through securities and commercial mortgage-backed securities; debt obligations of U.S. or foreign issuers; municipal securities; and asset-backed securities. The Fund may invest up to 100% of its assets in securities classified as junk bonds.

Investor C1 | BlackRock Strategic Global Bond Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bsgbfi_SupplementTextBlock

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.

(the “Fund”)

Supplement dated July 27, 2018 to the

Summary Prospectuses and Prospectuses, each dated April 30, 2018, as supplemented to date

Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

The second paragraph in the section of the Fund’s Summary Prospectuses entitled “Key Facts About BlackRock Strategic Global Bond Fund, Inc. — Principal Investment Strategies of the Fund” and the second paragraph in the section of the Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Strategic Global Bond Fund, Inc. — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The Fund will spread its investments among different types of fixed-income securities and different countries based upon Fund management’s analysis of the yield, maturity and currency considerations affecting these securities. The Fund may invest in U.S. and foreign government and corporate fixed-income securities, including junk bonds and unrated securities. The Fund normally will invest at least 80% of its net assets plus any borrowings for investment purposes in bonds and related derivative instruments with similar economic characteristics. For the purposes of this strategy, “bonds” include the following: obligations issued or guaranteed by the U.S. Government or a foreign government or their agencies, instrumentalities or political subdivisions; mortgage-backed securities, including agency mortgage pass-through securities and commercial mortgage-backed securities; debt obligations of U.S. or foreign issuers; municipal securities; and asset-backed securities. The Fund may invest up to 100% of its assets in securities classified as junk bonds.

Class K | BlackRock Strategic Global Bond Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bsgbfi_SupplementTextBlock

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.

(the “Fund”)

Supplement dated July 27, 2018 to the

Summary Prospectuses and Prospectuses, each dated April 30, 2018, as supplemented to date

Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

The second paragraph in the section of the Fund’s Summary Prospectuses entitled “Key Facts About BlackRock Strategic Global Bond Fund, Inc. — Principal Investment Strategies of the Fund” and the second paragraph in the section of the Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Strategic Global Bond Fund, Inc. — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The Fund will spread its investments among different types of fixed-income securities and different countries based upon Fund management’s analysis of the yield, maturity and currency considerations affecting these securities. The Fund may invest in U.S. and foreign government and corporate fixed-income securities, including junk bonds and unrated securities. The Fund normally will invest at least 80% of its net assets plus any borrowings for investment purposes in bonds and related derivative instruments with similar economic characteristics. For the purposes of this strategy, “bonds” include the following: obligations issued or guaranteed by the U.S. Government or a foreign government or their agencies, instrumentalities or political subdivisions; mortgage-backed securities, including agency mortgage pass-through securities and commercial mortgage-backed securities; debt obligations of U.S. or foreign issuers; municipal securities; and asset-backed securities. The Fund may invest up to 100% of its assets in securities classified as junk bonds.